Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2019
Registrant Name	DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Central Index Key	0000843781
Amendment Flag	false
Document Creation Date	May 31, 2019
Document Effective Date	Jun. 01, 2019
Prospectus Date	Jun. 01, 2019
Administrative Shares | Dreyfus Cash Management | Administrative shares
Prospectus:
Trading Symbol	DACXX
Administrative Shares | Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares
Prospectus:
Trading Symbol	DAGXX
Administrative Shares | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Administrative Shares
Prospectus:
Trading Symbol	DAPXX
Administrative Shares | Dreyfus Treasury & Agency Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DTAXX
Administrative Shares | Dreyfus Treasury Securities Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DARXX
Institutional Shares | Dreyfus Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DICXX
Institutional Shares | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus:
Trading Symbol	DGCXX
Institutional Shares | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus:
Trading Symbol	DIPXX
Institutional Shares | Dreyfus Treasury & Agency Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
Institutional Shares | Dreyfus Treasury Securities Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIRXX
Institutional Shares | Dreyfus Amt-Free Tax Exempt Cash Management Fund | DREYFUS AMT-Free TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX
Institutional Shares | Dreyfus Amt-Free Municipal Cash Management Plus | Institutional Shares
Prospectus:
Trading Symbol	DIMXX
Institutional Shares | Dreyfus Amt-Free New York Municipal Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIYXX
Investor Shares | Dreyfus Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVCXX
Investor Shares | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus:
Trading Symbol	DGVXX
Investor Shares | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus:
Trading Symbol	DVPXX
Investor Shares | Dreyfus Treasury & Agency Cash Management | Investor Shares
Prospectus:
Trading Symbol	DTVXX
Investor Shares | Dreyfus Treasury Securities Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVRXX
Investor Shares | Dreyfus Amt-Free Tax Exempt Cash Management Fund | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT - Investor Shares
Prospectus:
Trading Symbol	DEVXX
Investor Shares | Dreyfus Amt-Free Municipal Cash Management Plus | Investor Shares
Prospectus:
Trading Symbol	DVMXX
Investor Shares | Dreyfus Amt-Free New York Municipal Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVYXX
Participant Shares | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Prospectus:
Trading Symbol	DPGXX
Participant Shares | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Participant Shares
Prospectus:
Trading Symbol	DGPXX
Participant Shares | Dreyfus Treasury & Agency Cash Management | Participant Shares
Prospectus:
Trading Symbol	DTPXX
Participant Shares | Dreyfus Treasury Securities Cash Management | Participant Shares
Prospectus:
Trading Symbol	DPRXX
Participant Shares | Dreyfus Amt-Free Municipal Cash Management Plus | Participant Shares
Prospectus:
Trading Symbol	DMUXX
Participant Shares | Dreyfus Amt-Free New York Municipal Cash Management | Participant Shares
Prospectus:
Trading Symbol	DMDXX